(13) PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment
PROPERTY, PLANT AND EQUIPMENT
	Land	Reservoirs, dams and water mains	Buildings, construction and improvements	Machinery and equipment	Vehicles	Furniture and fittings	In progress	Total
At December 31, 2014	182,316	1,185,614	1,517,475	5,832,005	32,328	11,660	388,088	9,149,486
Historical cost	197,393	1,637,812	1,976,212	7,521,804	43,081	22,462	388,088	11,786,852
Accumulated depreciation	(15,077)	(452,199)	(458,737)	(1,689,799)	(10,753)	(10,802)	-	(2,637,366)

Additions	-	-	168	512	-	-	583,538	584,216
Disposals	(1,354)	(414)	(4,093)	(21,773)	(558)	(284)	-	(28,477)
Transfers	2,338	140	61,615	217,462	10,436	578	(292,569)	-
Reclassification - cost	(212)	328,101	(499,943)	172,169	22	(137)	-	-
Transfers from/to other assets - cost	(24)	2	(6,548)	6,598	(1)	(186)	630	471
Depreciation	(6,257)	(68,562)	(50,716)	(370,076)	(6,343)	(1,926)	-	(503,881)
Write-off of depreciation	-	139	204	3,572	379	186	-	4,480
Reclassification - depreciation	-	(68,775)	68,711	151	-	(88)	-	-
Transfers from/to other assets - depreciation	-	-	-	35	-	-	-	35
Impairment losses	-	-	(10,891)	(16,565)	(32)	(106)	(5,519)	(33,112)

At December 31, 2015	176,807	1,376,246	1,075,982	5,824,089	36,230	9,696	674,166	9,173,217
Historical cost	198,141	1,965,641	1,516,228	7,878,838	52,947	22,323	674,166	12,308,285
Accumulated depreciation	(21,334)	(589,395)	(440,246)	(2,054,749)	(16,717)	(12,627)	-	(3,135,068)

Additions	-	171	-	236	-	-	1,084,612	1,085,019
Disposals	-	-	(421)	(6,705)	(1,249)	(779)	(26,696)	(35,850)
Transfers	8,325	95,799	177,902	1,160,915	22,467	456	(1,465,864)	-
Reclassification - cost	(137)	(1,434)	(40,852)	52,205	12	(39)	(1,219)	8,536
Transfers from/to other assets - cost	-	3	-	(5,025)	(167)	(452)	(10,523)	(16,164)
Depreciation	(7,632)	(75,659)	(54,035)	(377,529)	(8,888)	(1,676)	-	(525,420)
Write-off of depreciation	(7)	1	62	4,694	480	254	-	5,484
Reclassification - depreciation	(1,211)	(967)	(5,374)	(1,002)	7	11	-	(8,536)
Transfers from/to other assets - depreciation	-	3	(46)	1,374	150	91	-	1,572
Impairment losses	-	-	-	-	-	-	(5,221)	(5,221)
Business combination	-	-	-	2,140	27,175	-	1,049	30,364

At December 31, 2016	176,145	1,394,162	1,153,220	6,655,391	76,217	7,562	250,302	9,712,998
Historical cost	206,330	2,060,191	1,652,934	9,066,408	106,920	21,507	250,302	13,364,592
Accumulated depreciation	(30,185)	(666,028)	(499,714)	(2,411,017)	(30,704)	(13,945)	-	(3,651,594)

Additions	-	-	-	772	2,978	-	753,137	756,887
Disposals	(22)	(132)	(140)	(32,336)	(2,248)	(635)	(8,332)	(43,845)
Transfers	2,950	400	154,737	574,944	20,434	1,484	(754,948)	-
Transfers from/to other assets - cost	(1,893)	6,393	(154,880)	98,579	(126)	(330)	11,033	(41,224)
Depreciation	(8,004)	(79,276)	(59,736)	(431,393)	(18,055)	(1,332)	-	(597,795)
Write-off of depreciation	2	124	120	9,529	1,379	387	-	11,540
Transfers from/to other assets - depreciation	(683)	(2,413)	1,930	9,690	(8)	108	-	8,624
Business Combination	-	-	-	-	(4,800)	-	-	(4,800)
Impairment losses	-	-	(474)	(14,787)	-	-	-	(15,261)

At December 31, 2017	168,494	1,319,257	1,094,777	6,870,389	75,771	7,245	251,192	9,787,125
Historical cost	207,365	2,066,850	1,652,178	9,693,512	122,540	22,026	251,192	14,015,662
Accumulated depreciation	(38,870)	(747,593)	(557,400)	(2,823,123)	(46,769)	(14,782)	-	(4,228,537)

Average depreciation rate 2017	3.86%	3.93%	3.69%	4.53%	13.09%	8.31%
Average depreciation rate 2016	3.86%	3.69%	3.30%	4.19%	14.31%	10.01%
Average depreciation rate 2015	3.86%	3.66%	3.46%	4.62%	14.24%	10.49%

The balance of construction in progress refers mainly to works in progress of the operating subsidiaries and/or those under development, especially for CPFL Renováveis’ projects, which has construction in progress of R$ 197,305 (R$182,181 at December 31, 2016).

In accordance with IAS 23, the interest on borrowings taken by subsidiaries to finance the works is capitalized during the construction phase. During 2017, R$29,817 (R$ 54,733 in 2016 and R$ 34,212 in 2015) was capitalized in the financial statements at a rate of 8.80% p.a. (11.70% p.a. in 2016 and 11.16% p.a. in 2015).

In the financial statements, depreciation expenses are recognized in the statement of profit or loss in line item “depreciation and amortization” (note 27).

At December 31, 2017, the total amount of property, plant and equipment pledged as collateral for borrowings, as mentioned in note 16, is approximately R$ 3,903,380, mainly relating to the subsidiary CPFL Renováveis (R$ 3,841,016).

The balances disclosed in the "Business Combinations" line refer to the complementary amounts related to the acquisition of RGE Sul, which final recognition occurred on September 30, 2017, according to note 14.3.

13.1 Impairment testing

For all the reporting years the Company assesses whether there are indicators of impairment of its assets that would require an impairment test. The assessment was based on external and internal information sources, taking into account fluctuations in interest rates, changes in market conditions and other factors.

In 2016, a provision of R$ 5,221 was recognized in subsidiary CPFL Telecom for the impairment of cash-generating units, for 2017 the recognition of an additional provision was not necessary. In 2017, due to the changes in the Brazilian political, economic and energy scenario, the subsidiary CPFL Renováveis recognized a loss of R$ 15,261 relating to property, plant and equipment of the Bio Baia Formosa and Solar Tanquinho projects. This loss was recognized in the statement of profit or loss in line item “Other operating expenses” (note 27).

Such impairment was based on the assessment of the cash-generating units comprising fixed assets of subsidiaries which, separately, are not featured as an operating segment (note 29). Additionally, during 2017 and 2016 the Company did not change the form of aggregation of the assets for identification of these cash-generating units.

Fair value was measured by using the cost approach, a valuation technique that reflects the amount that would be required at present to replace the service capacity of an asset (normally referred to as the cost of substitution or replacement).